Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Other Financial Liabilities
The account breaks down as follows as of the indicated dates:

	12.31.19	12.31.18
Creditors for Purchase to be Settled	56,331	2,326,249
Collections and Other Transactions on Behalf of Third Parties	11,735,939	11,763,391
Obligations for Purchase Financing	48,034,052	56,755,829
Creditors for Purchase of Foreign Currency to be Settled	1,643,463	22,167,223
Accrued Fees Payable	507,847	530,060
Sundry Items Subject to Minimum Cash	647,130	780,086
Sundry Items not Subject to Minimum Cash	4,110,845	2,463,907
Lease Liabilities	3,768,154	—
Other Financial Liabilities	858,957	489,239

Total	71,362,718	97,275,984